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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

1.   Name and address of issuer:

                          SSgA Funds
                          909 A Street
                          Tacoma, Washington  98402

2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

          SSgA Money Market Fund
          SSgA US Government Money Market Fund
          SSgA Yield Plus Fund
          SSgA S&P 500 Index Fund
          SSgA Small Cap Fund
          SSgA Disciplined Equity Fund
          SSgA Bond Market Fund
          SSgA Emerging Markets Fund
          SSgA US Treasury Money Market Fund
          SSgA Growth and Income Fund
          SSgA Intermediate Fund
          SSgA Prime Money Market Portfolio
          SSgA Tax Free Money Market Fund
          SSgA International Stock Selection Fund
          SSgA Life Solutions Balanced Fund
          SSgA Life Solutions Growth Fund
          SSgA Life Solutions Income and Growth Fund
          SSgA Tuckerman Active REIT Fund
          SSgA Aggressive Equity Fund
          SSgA Special Equity Fund
          SSgA International Growth Opportunities Fund
          SSgA High Yield Bond Fund
          SSgA IAM SHARES Fund
          SSgA Intermediate Municipal Bond Fund
          SSgA MSCI EAFE Index Fund
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3.   Investment Company Act File Number: 811-5430

     Securities Act File Number:         33-19229

4(a). Last day of fiscal year for which this Form is filed:

                          08/31/2002

4(b). | | Check box if this Form is being filed late (I.E., more than 90 days after the end of the issuer's fiscal year).

      NOTE: IF THE FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF
      THE ISSUER'S FISCAL YEAR, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

4(c). | | Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

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
       (i)        Aggregate  sale  price  of  securities  sold
                  during the fiscal  year  pursuant to section
                  24(f):                                                                            $259,293,227,259.73
                                                                                                    -------------------

      (ii)        Aggregate  price of  securities  redeemed or
                  repurchased during the fiscal year:                $257,823,852,854.90
                                                                     -------------------




     (iii)        Aggregate price of securities redeemed or
                  repurchased during any PRIOR fiscal year
                  ending no earlier than October 11, 1995 that
                  were not previously used to reduce
                  registration fees payable to the Commission:       $     --
                                                                     -------------------

      (iv)        Total  available   redemption  credits
                  [add Items 5(ii) and 5(iii)]:                                                     $257,823,852,854.90
                                                                                                    -------------------
       (v)        Net  sales -- if Item  5(i) is  greater  than
                  Item  5(iv)  [subtract  Item 5(iv) from Item
                  5(i)]:                                                                              $1,469,374,404.83
                                                                                                      -----------------
      -----------------------------------------------------------------------------------------
      (vi)        Redemption  credits  available  for  use  in
                  future  years -- if Item  5(i) is less  than
                  Item  5(iv)  [subtract  Item 5(iv) from Item 5(i)  $(    --          )
                                                                     -------------------
      -----------------------------------------------------------------------------------------


     (vii)        Multiplier for determining  registration fee
                  (See Instruction C.9):                                                        X               .000092
                                                                                                   --------------------

    (viii)        Registration  fee due [multiply Item 5(v) by
                  Item 5(vii)] (enter "0" if no fee is due):                                                $135,182.45
                                                                                                            -----------

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other unites) deducted here:
     Not Applicable. If there is a number of shares or othe runits that were
     --------------
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is field that are available for use by the issuer in future fiscal years, then state that number here:
     Not Applicable.
     --------------
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                      +$
                                                      -------------------------

8. Total amount of the registration fee due plus any interest due [Item 5(viii) plus line 7]:

                                                           =$135,182.45
                                                           ============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 13, 2002
                                      -----------------

      Account Number: 0000826686

      Method of Delivery:

          |X|       Wire transfer
          | |       Mail or other means

                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*      /s/ Deedra S. Walkey
                                    -------------------------------------------
                                        Deedra S. Walkey, Assistant Secretary



Dated:  November 15, 2002
-------------------------

  * Please print the name and title of the signing officer below the signature.